Income Taxes (Narrative) (Details) - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisional expense to re-mesure deferred taxes	$ 1,136,000	$ 1,136,000
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		34.00%
Deferred income tax expense		$ 2,660,000	$ 793,000	$ 859,000
Alternative minimum tax credits	847,000	847,000	627,000
Operating loss carryforwards	832,000	$ 832,000
Carryforward expiration date		Dec. 31, 2022
Unrecognized tax benefits	0	$ 0	$ 0	20,000
Tax adjustment, tax benefit				$ 332,000
Ohio State Bancshares, Inc. [Member]
Operating loss carryforwards	14,700,000	14,700,000
Federal loss carryforwards limit to amount each year	126,000	126,000
Federal loss carryforward acquired					$ 15,000,000
Deferred tax asset	2,100,000	2,100,000
Unrecognized tax benefits	2,500,000	$ 2,500,000
Ohio State Bancshares, Inc. [Member] | Minimum [Member]
Carryforward expiration date		Jan. 01, 2029
Ohio State Bancshares, Inc. [Member] | Maximum [Member]
Carryforward expiration date		Dec. 31, 2033
Benchmark [Member]
Operating loss carryforwards	9,600,000	$ 9,600,000
Federal loss carryforwars limitation on use		$15,000
Federal loss carryforwards limit to amount each year	594,000	$ 594,000
Federal loss carryforward acquired	$ 9,600,000	$ 9,600,000
Benchmark [Member] | Minimum [Member]
Carryforward expiration date		Jan. 01, 2029
Benchmark [Member] | Maximum [Member]
Carryforward expiration date		Dec. 31, 2036